Hedging - Deferred Net Gains (Losses) in AOCI Expected to Be Reclassed into Income (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
2013	$ (7,257)
2014	(3,297)
2015	(255)
Deferred net gains (losses) in Accumulated other comprehensive income (loss) expected to be reclassified into income	(10,809)
Cash flow hedging instruments | Currency Hedge Portfolio
Derivative Instruments, Gain (Loss) [Line Items]
2013	(7,860)
2014	(2,810)
2015	0
Deferred net gains (losses) in Accumulated other comprehensive income (loss) expected to be reclassified into income	(10,670)
Cash flow hedging instruments | Bunker Fuel Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
2013	603
2014	(487)
2015	(255)
Deferred net gains (losses) in Accumulated other comprehensive income (loss) expected to be reclassified into income	$ (139)